Schedule of Investments - Virtus Reaves Utilities ETF

October 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%

Utilities - 99.7%
Alliant Energy Corp.	25,885	$1,350,420
Ameren Corp.	20,943	1,707,273
American Water Works Co., Inc.	2,911	423,085
Atmos Energy Corp.	16,145	1,720,250
Clearway Energy, Inc. Class A	44,095	1,425,591
CMS Energy Corp.	23,945	1,366,062
Constellation Energy Corp.	26,087	2,466,265
Dominion Energy, Inc.	5,927	414,712
DTE Energy Co.	6,162	690,822
Duke Energy Corp.	12,965	1,208,079
Edison International	54,221	3,255,429
Entergy Corp.	28,024	3,002,491
Exelon Corp.	19,054	735,294
FirstEnergy Corp.	38,724	1,460,282
NextEra Energy Partners LP	14,865	1,101,051
NextEra Energy, Inc.	112,683	8,732,933
NiSource, Inc.	63,336	1,627,102
PG&E Corp.*	55,395	827,047
Public Service Enterprise Group, Inc.	60,531	3,393,973
Sempra Energy	8,965	1,353,177
UGI Corp.	33,024	1,166,738
Vistra Corp.	82,601	1,897,345
WEC Energy Group, Inc.	6,782	619,400
Xcel Energy, Inc.	3,984	259,398

TOTAL INVESTMENTS - 99.7%
(Cost $42,158,305)		42,204,219
Other Assets in Excess of Liabilities - 0.3%		107,480
Net Assets - 100.0%		$42,311,699

*	Non-income producing security.

Schedule of Investments - Virtus Reaves Utilities ETF (continued)

October 31, 2022 (Unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$42,204,219	$—	$—	$42,204,219
Total	$42,204,219	$—	$—	$42,204,219